SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single business segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	67,119,945	28,200,774	57,314,051
- Italy	7,557,142	63,466,986	170,680,970
- Spain	2,742,703	19,171,470	4,432,090
- Belgium	-	11,850,788	46,114,145
- France	-	8,745,007	58,439,157
- Czech Republic and Slovakia	-	3,837,593	28,259,894
- Others	1,782,935	12,488,306	42,375,518
Europe total	79,202,725	147,760,924	407,615,825

PRC	185,176,939	330,377,693	38,086,463
India	1,657,445	-	49,415,452
South Korea	408,947	8,208,136	7,234
Australia	11,947,449	7,925,457	32,599,218
America	2,568,090	6,532,809	3,991,732
Others	3,903,774	16,414,158	34,575,831
Total net revenues	284,865,369	517,219,177	566,291,755

Substantially all the identifiable assets of the Group are located in the PRC.